INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 60,744
Deferred tax liabilities	(39,142)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(32,145)	€ (66,325)
Charged to equity	1,066	3,520
Translation differences and other changes	952	1,293
Deferred tax assets	73,683	60,744
Deferred tax liabilities	(82,208)	(39,142)
Net deferred tax assets	(8,525)	21,602	€ 83,114
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	108,147	102,243
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(8,181)	5,249
Translation differences and other changes	332	655
Deferred tax assets	100,298	108,147
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51,578	46,198
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,265	3,131
Translation differences and other changes	0	2,249
Deferred tax assets	53,843	51,578
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,474	2,562
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	0	0
Charged to equity	456	(88)
Translation differences and other changes		0
Deferred tax assets	2,930	2,474
Cash flow hedge reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,176	(2,432)
Deferred tax liabilities	(1)	(1)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1
Charged to equity	610	3,608
Translation differences and other changes	0	0
Deferred tax assets	1,786	1,176
Deferred tax liabilities	0	(1)
Foreign currency exchange rate differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	859	740
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	578	119
Deferred tax assets	1,437	859
Inventory obsolescence
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38,275	37,615
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	13,626	521
Translation differences and other changes	71	139
Deferred tax assets	51,972	38,275
Allowances for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,301	3,999
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,104	303
Translation differences and other changes	2	(1)
Deferred tax assets	5,407	4,301
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17,241	16,570
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	321	399
Translation differences and other changes	2	272
Deferred tax assets	17,564	17,241
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,147	12,383
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	5,858	1,876
Translation differences and other changes	690	(3,112)
Deferred tax assets	17,695	11,147
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	235,198	219,878
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	15,571	11,598
Charged to equity	1,066	3,520
Translation differences and other changes	1,097	202
Deferred tax assets	252,932	235,198
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(9,303)	(8,930)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	572	(24)
Translation differences and other changes	(150)	(349)
Deferred tax liabilities	(8,881)	(9,303)
Capitalization of development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(171,707)	(114,775)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(53,144)	(56,932)
Deferred tax liabilities	(224,851)	(171,707)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(670)	(1,868)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(80)	(161)
Translation differences and other changes	0	1,359
Deferred tax liabilities	(750)	(670)
Exchange rate differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(149)	(647)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(251)	501
Translation differences and other changes	1	(3)
Deferred tax liabilities	(399)	(149)
Tax on undistributed earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(16,371)	0
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,388	(16,371)
Deferred tax liabilities	(13,983)	(16,371)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(15,395)	(10,652)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,798	(4,936)
Translation differences and other changes	4	193
Deferred tax liabilities	(12,593)	(15,395)
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(213,596)	(136,873)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(47,716)	(77,923)
Translation differences and other changes	(145)	1,200
Deferred tax liabilities	€ (261,457)	(213,596)
Deferred tax assets arising on tax loss carry-forward
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement		0
Translation differences and other changes		(109)
Net deferred tax assets		€ 0	€ 109